Statutory Information	12 Months Ended
Dec. 31, 2012
Statutory Information
Statutory Information

8.  STATUTORY INFORMATION

The Company prepares financial statements on the basis of statutory accounting principles ("SAP") prescribed or permitted by the New York Department of Commerce. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP; 2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP; 8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.

Reconciliations of net income and stockholder's equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

	Net Income			Shareholder's Equity
	2012	2011	2010	2012	2011
Based on statutory accounting principles	$5,518	$1,289	$7,840	$46,926	$42,059
Deferred acquisition costs	(15)	68	(134)	214	229
Deferred and uncollected premiums	1	(3)	(5)	33	32
Policy and claim reserves	(914)	367	1,329	6,812	7,726
Investment valuation difference	(32)	(7)	(211)	15,621	11,668
Commissions and fees	22	58	96	(7)	(29)
Deferred taxes	203	(205)	(290)	(6,462)	(5,298)
Deferred gain on disposal of businesses	149	161	2	(2,659)	(3,095)
Goodwill and intangibles	(7)	(5)	(799)	324	331
Pension	(309)	(246)	(311)	(1,932)	(1,623)
Reinsurance in unauthorized companies	0	0	0	2	0
Interest maintenance reserve, deferral and amortization	268	301	212	544	276
Asset valuation reserve	0	0	0	982	852
Non-admitted assets and other	0	0	(1)	3,800	4,205
Based on generally accepted accounting principles	$4,884	$1,778	$7,728	$64,198	$57,333

Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital ("RBC") requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. The Company declared and paid ordinary dividends of $609 and $4,381, during the years ended December 31, 2012 and 2011, respectively. A dividend is considered extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the lesser of 10% of the insurer's surplus as regards to policyholders on December 31 of the next year, or the net gain from operations. The Company did not declare or pay any extraordinary dividends during the years ended December 31, 2012 and 2011. The Company has the ability, under state regulatory requirements, to dividend up to approximately $4,493 to the Parent in 2013 without permission from New York regulators. No assurance can be given that there will not be further regulatory actions restricting the ability of the Company to pay dividends.